Financial Liabilities Held for Trading at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities Held for Trading at Fair Value Through Profit or Loss [Abstract]
Schedule of Financial Liabilities Held for Trading at Fair Value Through Profit or Loss	The detail of this line item is as follows:
	2025	2024
	MCh$	MCh$

Financial derivative contracts	2,079,465	2,444,721
Others	512	990
Total	2,079,977	2,445,711

Schedule of Debt Portfolio of Derivative Instruments	As of December 31, 2025 and 2024, the Bank maintains the following debt portfolio of derivative instruments:
	Notional amount of contract with final expiration date in
	On demand		Up to 1 month		Over 1 month and up to 3 months		Over 3 months and up to 12 months		Over 1 year and up to 3 years		Over 3 years and up to 5 years		Over 5 years		Total		Fair value Liabilities
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Currency forward	—	—	7,393,965	3,638,001	3,560,210	2,003,870	3,716,879	2,583,070	659,862	863,850	50,930	—	—	—	15,381,846	9,088,791	455,921	241,757
Interest rate swap	—	—	3,093,258	619,104	2,016,845	1,627,918	7,398,940	4,583,573	7,351,083	7,622,130	4,073,662	3,963,087	3,779,852	3,921,627	27,713,640	22,337,439	414,413	650,370
Interest rate swap and cross currency swap	—	—	151,577	96,844	369,984	198,892	1,700,333	2,331,613	3,071,039	2,909,482	2,631,798	1,978,681	3,375,877	2,879,356	11,300,608	10,394,868	1,206,802	1,547,488
Currency call options	—	—	12,533	10,499	18,722	38,376	33,332	18,825	—	—	—	—	—	—	64,587	67,700	870	4,151
Currency put options	—	—	5,783	4,761	7,611	46,913	21,870	64,449	—	11,340	—	—	—	—	35,264	127,463	1,459	955
Total	—	—	10,657,116	4,369,209	5,973,372	3,915,969	12,871,354	9,581,530	11,081,984	11,406,802	6,756,390	5,941,768	7,155,729	6,800,983	54,495,945	42,016,261	2,079,465	2,444,721